Commitments and Contingencies (Tables)	12 Months Ended
Mar. 01, 2014
Lease Commitments	The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending
2015	$47
2016	38
2017	28
2018	25
2019	20
Thereafter	38
$196